Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 79,900		$ 79,900		€ 16,200
Unrealized Gain (Loss) on Derivatives	(1,100)	$ 1,400	$ 3,300	$ (4,100)
Derivative, Contract Term			3 months
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 10,500		$ 10,500